State Street SPDR SP Kensho Grid Innovation ETF Investment Strategy - State Street SPDR SP Kensho Grid Innovation ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Kensho Clean Power Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the “Index Provider”). The Index is designed to capture companies whose products and services are driving innovation behind clean power. In particular, the Index comprises the components of the S&P Kensho Cleantech Index focused on clean energy technology (hardware, software, and construction and installation of materials used for capturing energy, as well as advanced energy storage devices), and the S&P Kensho Clean Energy Index focused on clean energy generation (generation and transmission of power derived from clean energy sources) (the “Underlying Indexes”) as of the Index's reconstitution reference date.The Underlying Indexes are subject to the following liquidity thresholds for each component: (i) must have a share price of at least USD $1.00; (ii) must be issued by a company with a minimum float market capitalization of at least $100 million; and (iii) must have a minimum three-month average daily traded value of at least $1 million. The S&P Kensho Cleantech Index seeks to track companies focused on building technologies or products that enable generation of energy in a clean manner (solar, wind, geothermal, hydrogen and hydroelectric). The S&P Kensho Clean Energy Index seeks to track companies focused on the generation and transmission of energy derived from clean sources (solar, wind, geothermal, hydrogen and hydroelectric).To determine the constituents of the Underlying Indexes, the Index Provider's classification standard utilizes an automated scan of companies' most recent regulatory filings with the U.S. Securities and Exchange Commission on Form 10-K, Form 20-F, Form 40-F, or Form S-1, as applicable, maintained in the S&P Market Intelligence United Document Repository, to identify specific search terms and phrases that describe a company as producing products and services related to the particular segment targeted by the Underlying Index. The resulting list of eligible securities for each Underlying Index is then filtered by eliminating companies that do not include in their regulatory filings a reference to a product or service that (i) is related to a search term or phrase and (ii) is used in a manner that is within the scope of the Underlying Index's objective. Each Underlying Index then screens the remaining securities to remove securities that are not listed on NYSE, NASDAQ, or CBOE exchanges (or an affiliate of one of those exchanges) or do not meet certain minimum liquidity thresholds. The Index Provider's Index Committee then reviews each remaining eligible constituent to verify the rules of the automated scan were implemented correctly.Underlying Index constituents are then categorized as either “Core” or “Non-Core.” A company is categorized as Core if its products and services related to the Underlying Index's objective are identified in its regulatory filings as principal components of the company's strategy. Products and services are deemed to be principal components of a company's strategy if the company's regulatory filing disclosures regarding such products and services are determined to be sufficiently prominent according to a proprietary algorithm of the Index Provider which calculates prominence based on the frequency and position of such disclosures within regulatory filings. A company may also be categorized as Core if the Index Provider determines that the majority of the company's revenue is derived from products and services related to the Underlying Index's objective as indicated by the company's reported business segments, which is assessed by scanning the S&P Capital IQ Database for annual fiscal year revenue segment reporting. All other companies are categorized as Non-Core, including companies whose products and services are identified as forming a necessary component of the supply chain of the segment targeted by the Underlying Index. An Index constituent categorized as Core by at least one of the Underlying Indexes will be categorized as Core for purposes of the Index. At the time of each rebalance, to tilt the Index's exposure toward Core Index Constituents, the Core Index Constituents are systematically overweighted relative to the Non-Core Index Constituents. Each Core Index Constituent and Non-Core Index Constituent is then equally weighted within the group of Core Index Constituents and Non-Core Index Constituents, respectively, subject to liquidity and diversification adjustments.The Index is reconstituted and rebalanced after the close of trading on the third Friday in June with a reference date as of the close of the last trading day in May. In addition, the Index is rebalanced after the close of trading on the third Friday of December with a reference date as of the close of the last trading day in November. In connection with the December rebalance, Index constituents are also evaluated for continued inclusion in the Index if a new eligible regulatory filing has been filed since the last reconstitution review. As of July 31, 2026, the Index comprised 40 securities.The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.